CONSOLIDATED BALANCE SHEETS (Parenthetical) - shares	Dec. 31, 2018	Dec. 31, 2017
Statement of financial position [abstract]
Number of shares issued (in shares)	949,341,830,000	948,524,667,000
Number of shares outstanding (in shares)	949,341,830,000	948,524,667,000